Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities
Net income	$ 5,039,536	$ 10,319,379
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	5,443,162	1,638,542
Amortization of operating lease right-of-use assets	168,358	429
Provision for (recovery of) doubtful accounts	2,164,417	(577,307)
Gains from short-term investment		(15,000)
Interest income		(191,399)
Equity-settled share based payments	1,418,993
Change in fair value of warrant liability	(3,734,131)	(6,743,319)
Changes in operating assets and liabilities:
Accounts receivable, net	(50,478)	378,643
Advances to vendors, net	(2,468,994)	2,118,705
Prepayments and other assets, net	269,450	(12,791)
Accounts payable	585,149	19,034
Advance from customers	1,515,151	679,643
Taxes payable	(544,799)	1,939,511
Accrued expenses and other liabilities	438,596	(2,142)
Lease liabilities	(112,621)	(81,164)
Net cash provided by operating activities	10,131,789	9,470,764
Cash flows from investing activities
Purchase of property and equipment	(13,544)	(3,367)
Purchase of intangible assets	(17,393,726)	(20,993,818)
Payment for long-term investments		(276,997)
Loans to third parties		(14,644,951)
Collection of loans to third parties		10,224,215
Net cash used in investing activities	(17,407,270)	(25,694,918)
Cash flows from financing activities
Proceeds from short-term bank loans	1,894,922	1,151,305
Repayments of short-term bank loans	(2,005,310)	(1,661,981)
Deferred offering cost		198,540
Net proceeds from issuance of initial public offering		5,034,781
Net proceeds from issuance of ordinary shares and warrant with a private placement	2,500,000	8,940,017
Capital contributions
Net cash provided by financing activities	2,389,612	13,662,662
Effect of foreign exchange rate on cash	(181,534)	(516,979)
Net decrease in cash	(5,067,403)	(3,078,471)
Cash at the beginning of the period	11,068,560	10,437,580
Cash at the end of the period	6,001,157	7,359,109
Supplemental disclosures of cash flow information:
Income taxes paid	25,769	20,305
Interest paid	97,187	58,590
Initial recognition of warrant liabilities	14,493,455
Liability extinguished upon exercise of warrants	9,909,270
Initial issuance cost of warrants allocated to equity	$ 11,993,465